Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Greater China Fund Class A [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Greater China Fund Class A [Member] | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Greater China Fund Class A [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund Class A [Member] | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Greater China Fund Class A [Member] | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Greater China Fund Class A [Member] | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Greater China Fund Class A [Member] | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Greater China Fund Class A [Member] | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund Class A [Member] | China Merchants Bank Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund Class A [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Greater China Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Columbia Greater China Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Greater China Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Greater China Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Greater China Fund Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Greater China Fund Institutional Class [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Greater China Fund Institutional Class [Member] | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Greater China Fund Institutional Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund Institutional Class [Member] | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Greater China Fund Institutional Class [Member] | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Greater China Fund Institutional Class [Member] | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Greater China Fund Institutional Class [Member] | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Greater China Fund Institutional Class [Member] | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund Institutional Class [Member] | China Merchants Bank Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund Institutional Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Greater China Fund Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Columbia Greater China Fund Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Greater China Fund Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Greater China Fund Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund Institutional Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Greater China Fund Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Greater China Fund Institutional 3 Class [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Greater China Fund Institutional 3 Class [Member] | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Greater China Fund Institutional 3 Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund Institutional 3 Class [Member] | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Greater China Fund Institutional 3 Class [Member] | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Greater China Fund Institutional 3 Class [Member] | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Greater China Fund Institutional 3 Class [Member] | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Greater China Fund Institutional 3 Class [Member] | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund Institutional 3 Class [Member] | China Merchants Bank Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund Institutional 3 Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Greater China Fund Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Columbia Greater China Fund Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Greater China Fund Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Greater China Fund Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Greater China Fund Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund Institutional 3 Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Greater China Fund Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%